Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.80%
Innovator U.S. Equity Power Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Innovator U.S. Equity Power Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator U.S. Equity Power Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $765.86 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)